SHAREHOLDERS' EQUITY (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) vote shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 shares	May 03, 2016 shares
Class of Stock
Percentage of the total number of directors the holders of common stock are entitled to elect	25.00%
Common Stock Repurchases
Trade date fair value of shares acquired during period | $	$ 315,250	$ 200,000
Common Stock
Class of Stock
Votes per each share of stock | vote	1
Common stock reserved	17,900,000
Common Stock Repurchases
Treasury stock acquired during period (in shares)	6,300,000	3,000,000	0
Trade date fair value of shares acquired during period | $	$ 315,300	$ 200,000
Number of shares authorized to be repurchased				10,000,000.0
Remaining number of shares authorized to be repurchased	9,300,000
Class B Convertible Common Stock
Class of Stock
Votes per each share of stock | vote	10